Cover Page	12 Months Ended
Aug. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--08-31
Document Period End Date	Aug. 31, 2021
Entity File Number	001-38885
Entity Registrant Name	ORGANIGRAM HOLDINGS INC.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	35 English Dr.
Entity Address, City or Town	Moncton
Entity Address, State or Province	NB
Entity Address, Country	CA
Entity Address, Postal Zip Code	E1E 3X3
City Area Code	1-855
Local Phone Number	961-9420
Title of 12(b) Security	Common Shares
Trading Symbol	OGI
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	298,786,023
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity Central Index Key	0001620737
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	251 Little Falls Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	1-800
Local Phone Number	927-9800
Contact Personnel Name	CORPORATION SERVICE COMPANY